Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Schedule of current and deferred portion of income tax expenses

	For Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax	128,350	118,914	82,595
Deferred tax	(563)	(63,655)	(56,115)

Income tax expense	127,787	55,259	26,480

Schedule of reconciliations of the differences between the PRC statutory income tax rate and the Group's effective income tax rate

	For Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible share-based compensation	4.94%	(31.91)%	(6.13)%
Effect of tax rates in different tax jurisdiction	1.08%	(37.48)%	(23.20)%
Effect of preferential tax rate	(1.48)%	4.22%	0.84%
Research and development super deduction	(6.41)%	11.45%	2.28%
HK tax-free interest income	(0.24)%	2.77%	0.10%
Effect of equity transaction	—	(7.92)%	—%
Others	(0.18)%	(3.00)%	0.14%
Changes in valuation allowance	0.57%	0.99%	(3.59)%

Effective income tax rate	23.28%	(35.88)%	(4.56)%

Schedule of the effect of the tax holiday on the income per share

	For Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	8,798	7,142	4,898
Income per share effect-basic	0.05	0.03	0.03
Income per share effect-diluted	0.05	0.03	0.03

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Accrued expenses	38,062	52,912
Inventory write-down	25,892	33,379
Impairment of equity investments	4,948	7,048
Salary and welfare payable	2,669	2,760
Allowance for credit losses	21,337	21,627
Net operating loss carried forward	39,461	83,099

Less: valuation allowance	(18,169)	(38,316)

Deferred tax assets, net	114,200	162,509

Deferred tax liabilities:
Identifiable intangible assets	(51,525)	(28,082)

Deferred tax liabilities	(51,525)	(28,082)

Schedule of movement of the valuation allowance

	For Year Ended December 31,
	2021	2022
	RMB	RMB
Balance as of January 1	19,686	18,169
Additions	3,236	28,134
Reversals	(4,753)	(7,987)
Balance as of December 31,	18,169	38,316